Long Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended										9 Months Ended
	Jan. 29, 2012 Term Loan due August 30, 2012	Jan. 30, 2011 Term Loan due August 30, 2012	Jan. 29, 2012 Term Loan due April 1, 2014	Jan. 30, 2011 Term Loan due April 1, 2014	Jan. 29, 2012 ABL Term Loan due April 1, 2014	Jan. 30, 2011 ABL Term Loan due April 1, 2014	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014	Jan. 30, 2011 12.0% Senior Notes due September 1, 2014	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015	Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015	Oct. 28, 2012 Abl Facility due April 12, 2017	Oct. 28, 2012 Term Loan due October 12, 2017	Oct. 28, 2012 8.125% Senior Secured First Priority Notes due 2019	Oct. 28, 2012 11% Senior Secured Second Priority Notes due 2020	Oct. 28, 2012 11.5% Senior Notes due 2020	Oct. 28, 2012 14.875% Senior Notes due 2020
Debt Instrument [Line Items]
Due Date	Aug. 30, 2012	Aug. 30, 2012	Apr. 01, 2014	Apr. 01, 2014	Apr. 01, 2014	Apr. 01, 2014	Sep. 01, 2014	Sep. 01, 2014	Sep. 01, 2015	Sep. 01, 2015	Apr. 12, 2017	Oct. 12, 2017	Apr. 15, 2019	Apr. 15, 2020	Jul. 15, 2020	Oct. 12, 2020
Debt Due, unamortized discount												$ 27				$ 29
Debt Due, unamortized premium													$ 22